FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway

San Mateo, CA 94403-1906

December 23, 2015

VIA EDGAR  TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

               RE:  Franklin Tax-Free Trust – Form N-14

File Nos.: 002-94222 and 811-04149

Dear Sir or Madam:

            In connection with the registration by Franklin Tax-Free Trust (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”). This Registration Statement is being filed to register Class A, Class C and Advisor Class shares of the Franklin High Yield Tax-Free Income Fund (the “High Yield Fund”), that will be issued to shareholders of the Franklin Double Tax-Free Income Fund (the “Double Tax-Free Fund”), each a series of the Registrant, in connection with the acquisition of substantially all of the assets of the Double Tax-Free Fund by the High Yield Fund, pursuant to the Plan of Reorganization included in the Registration Statement, which will be voted on by shareholders of the Double Tax-Free Fund at a meeting of shareholders scheduled to be held on April 4, 2016.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on January 22, 2016.  The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.  No filing fee is, therefore, due at this time.

If you have any questions or comments regarding this filing, please telephone Kenneth Greenberg at (215) 564-8149 or Jason Venner at (650) 312-3455.

Very truly yours,

/s/Navid J. Tofigh

Navid J. Tofigh

Vice President and Assistant Secretary